Share capital - Schedule of reconciliation of the share capital (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Beginning balance	$ 36,277,477	$ 38,391,696
Shares issued	22,051,803	8,681,103
Share based payments	9,426,961	551,135
Share options exercised	59,562	12,082,930
Warrants exercised		71,461
Ending balance	36,308,583	36,277,477
Class A shares
Disclosure of classes of share capital [line items]
Beginning balance	$ 151,588	$ 151,588
Beginning balance (shares)	72	72
Ending balance	$ 151,588	$ 151,588
Ending balance (shares)	72	72
Class B shares
Disclosure of classes of share capital [line items]
Beginning balance	$ 73,586,337	$ 51,093,434
Beginning balance (shares)	7,905,727	6,843,780
Shares issued	$ 22,242,975	$ 8,681,103
Shares issued (shares)	8,925,942	408,651
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc		$ 12,361,657
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares)		510,940
Share based payments	$ 6,663,479	$ 1,340,929
Share-based payments (shares)	2,307,569	130,189
Share options exercised	$ 563,747
Share options exercised (shares)	22,382
Warrants exercised		$ 109,214
Warrants exercised (shares)		12,167
Ending balance	$ 103,056,538	$ 73,586,337
Ending balance (shares)	19,161,620	7,905,727
Warrants
Disclosure of classes of share capital [line items]
Beginning balance	$ 4,321,989	$ 3,341,826
Beginning balance (shares)	467,451	546,212
Shares issued	$ 1,110,904
Shares issued (shares)	6,335,758
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc		$ 1,420,407
Issued on acquisition of net assets of Prismic Pharmaceuticals, Inc (shares)		67,598
Warrants exercised		$ (37,753)
Warrants exercised (shares)		(12,167)
Warrants expired	$ (463,935)	$ (402,491)
Warrants expired (shares)	(54,100)	(134,192)
Ending balance	$ 4,968,958	$ 4,321,989
Ending balance (shares)	6,749,109	467,451